CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2021		Mar. 31, 2021	Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020	Dec. 31, 2019
Sub-classifications of financial information
Concessionary loans outstanding	kr 348					kr 348				kr 382
Operating result of previous concessionary credit program						(11)				(15)
Administrative compensation for concessionary loans						1		kr 1
Comprehensive income
Interest income	678		kr 660	kr 1,178	[1]	1,338		2,480	[1]	4,108
Interest expenses	(210)		(175)	(709)	[1]	(385)		(1,606)	[1]	(2,162)
Exchange-rate differences	1		(3)	4		(2)		0		5
Financial position
Cash and cash equivalents	5,549	[2]		3,911	[2]	5,549	[2]	3,911	[2]	3,362 [2]	kr 1,362
Derivatives	6,453					6,453				7,563
Other assets	10,388					10,388				12,853
Prepaid expenses and accrued revenues	1,821					1,821				1,987
Total assets	319,845					319,845				335,399
Derivatives	16,021					16,021				25,395
Accrued expenses and prepaid revenues	1,761					1,761				1,924
Total liabilities	299,580					299,580				315,335
Committed undisbursed loans	59,640					59,640				57,213
Binding offers	1,492					1,492				1,322
CIRR-System
Comprehensive income
Interest income	498		487	582		985		1,121		2,170
Interest expenses	(494)		(520)	(529)		(1,014)		(1,041)		(2,087)
Interest compensation	7			11		7		14		14
Exchange-rate differences	0		(1)	(1)		(1)		2		4
Profit before compensation to SEK	11		(34)	63		(23)		96		101
Administrative remuneration to SEK	(47)		(45)	(52)		(92)		(102)		(196)
Operating profit CIRR-system	(36)		(79)	11		(115)		(6)		(95)
Reimbursement to (-) / from (+) the State	36		kr 79	kr (11)		115		kr 6		95
Financial position
Cash and cash equivalents	26					26				2
Loans	73,958					73,958				69,163
Other assets	9,277					9,277				12,528
Prepaid expenses and accrued revenues	421					421				407
Total assets	83,682					83,682				82,100
Liabilities	74,205					74,205				69,289
Derivatives	8,962					8,962				12,232
Accrued expenses and prepaid revenues	515					515				579
Total liabilities	83,682					83,682				82,100
Committed undisbursed loans	52,974					52,974				51,463
Binding offers	kr 1,492					kr 1,492				kr 1,322

[1]	Since Q4 2020, SEK has changed the accounting principle regarding the CIRR-system, see Note 1 to the consolidated financial statements included in SEK's 2020 Annual Report on Form 20-F. The comparative figures have been adjusted.
[2]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.